Financial risk management - Movements on the hedging reserve (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Movements on the hedging reserve
Hedging reserve, beginning balance	£ 4,002,000	£ 950,000	£ (10,436,000)
Movement recognized in other comprehensive income, hedging reserve
Exchange differences on hedged foreign exchange risks	(4,482,000)	2,088,000	(1,433,000)
Reclassified to profit or loss	1,986,000	267,000	(998,000)
Change in fair value	(4,173,000)	1,715,000	7,579,000
Tax relating to above	1,667,000	(1,018,000)	(1,287,000)
Movement recognized in other comprehensive income	(5,002,000)	3,052,000	3,861,000
Reclassified			7,525,000
Hedging reserve, ending balance	(1,000,000)	4,002,000	950,000
Movements on hedging reserve before tax
Hedging reserve, before tax, beginning balance	12,885,000	8,815,000	(3,858,000)
Movement recognized in other comprehensive income, hedging reserve, before tax
Exchange differences on hedged foreign exchange risks	(4,482,000)	2,088,000	(1,433,000)
Reclassified to profit or loss	1,986,000	267,000	(998,000)
Change in fair value	(4,173,000)	1,715,000	7,579,000
Movement recognized in other comprehensive income	(6,669,000)	4,070,000	5,148,000
Reclassified			7,525,000
Hedging reserve, before tax, ending balance	6,216,000	12,885,000	8,815,000
Movements on hedging reserve tax
Hedging reserve, tax, beginning balance	(8,883,000)	(7,865,000)	(6,578,000)
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, tax
Tax (expense)/credit relating to movements on hedges	1,667,000	(1,018,000)	(1,287,000)
Hedging reserve, tax, ending balance	(7,216,000)	(8,883,000)	(7,865,000)
Currency risk
Movement recognized in other comprehensive income, hedging reserve
Exchange differences on hedged foreign exchange risks	(880,000)	1,004,000	(1,733,000)
Reclassified to profit or loss	332,000	287,000	(770,000)
Movements on hedging reserve before tax
Hedging reserve, before tax, beginning balance	128,000	(1,163,000)	1,340,000
Movement recognized in other comprehensive income, hedging reserve, before tax
Exchange differences on hedged foreign exchange risks	(880,000)	1,004,000	(1,733,000)
Reclassified to profit or loss	332,000	287,000	(770,000)
Movement recognized in other comprehensive income	(548,000)	1,291,000	(2,503,000)
Hedging reserve, before tax, ending balance	£ (420,000)	£ 128,000	(1,163,000)
Currency risk | US dollar
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, tax
Percentage of reasonably possible change in risk assumption	10.00%	10.00%
Increase (decrease) in hedging reserve before tax due to reasonably possible strengthening of GBP against currency	£ 12,409,000	£ 3,717,000
Increase (decrease) in hedging reserve before tax due to reasonably possible weakening of GBP against currency	(15,166,000)	(4,543,000)
Interest rate risk
Movement recognized in other comprehensive income, hedging reserve
Change in fair value	(4,173,000)	1,715,000	7,579,000
Movements on hedging reserve before tax
Hedging reserve, before tax, beginning balance	4,173,000	2,458,000	(5,121,000)
Movement recognized in other comprehensive income, hedging reserve, before tax
Change in fair value	(4,173,000)	1,715,000	7,579,000
Movement recognized in other comprehensive income	£ (4,173,000)	1,715,000	7,579,000
Hedging reserve, before tax, ending balance		£ 4,173,000	2,458,000
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, tax
Percentage of reasonably possible change in risk assumption	1.00%	1.00%
Other price risk
Movement recognized in other comprehensive income, hedging reserve
Exchange differences on hedged foreign exchange risks	£ (3,602,000)	£ 1,084,000	300,000
Reclassified to profit or loss	1,654,000	(20,000)	(228,000)
Reclassified			7,525,000
Movements on hedging reserve before tax
Hedging reserve, before tax, beginning balance	8,584,000	7,520,000	(77,000)
Movement recognized in other comprehensive income, hedging reserve, before tax
Exchange differences on hedged foreign exchange risks	(3,602,000)	1,084,000	300,000
Reclassified to profit or loss	1,654,000	(20,000)	(228,000)
Movement recognized in other comprehensive income	(1,948,000)	1,064,000	72,000
Reclassified			7,525,000
Hedging reserve, before tax, ending balance	£ 6,636,000	£ 8,584,000	£ 7,520,000